Other Compensation Costs (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, noncash expense	$ 2,100	$ 900
Lease related deferrals	$ 960	820
Employee Stock Option | Brookfield Infrastructure
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	875
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value	$ 19,200	19,200
Lease related deferrals	$ 1,000	$ 800